Investment in a Joint Venture (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Jun. 03, 2022
Disclosure of joint ventures [abstract]
Interest rate percentage	50.00%	100.00%
Recognition loss	$ 354,595